LEASES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF LEASE LIABILITIES

	Office Premises	Motor vehicles	Shops	Total
	HKD	HKD	HKD	HKD
As at April 1, 2023	391,918	79,445	-	471,363
Additions	818,605	-	-	818,605
Disposal	-	(7,945)	-	(7,945)
Early termination of operating lease	(204,479)	-	-	(204,479)
Depreciation charge	(216,675)	(71,500)	-	(288,175)
As at March 31, 2024	789,369	-	-	789,369
Additions	-	-	138,919	138,919
Depreciation	(350,830)	-	(27,783)	(378,613)
Impairment	-	-	(111,136)	(111,136)
As at March 31, 2025	438,539	-	-	438,539
Depreciation	(350,832)	-	-	(350,832)
As at March 31, 2026	87,707	-	-	87,707

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	2024	2025	2026
	HKD	HKD	HKD
Carrying amount at April 1	398,431	779,854	656,794
New leases	818,605	138,919	-
Accretion of interest recognized during the year	24,370	30,305	14,454
Early termination of operating lease during the year	(207,018)	-	-
Payments	(254,534)	(292,284)	(548,690)

Carrying amount at March 31	779,854	656,794	122,558
Analyzed into:
Current portion	178,001	534,235	122,558
Non-current portion	601,853	122,559	-
Total	779,854	656,794	122,558

SCHEDULE OF LEASE LIABILITIES

	2024	2025	2026
	HKD	HKD	HKD
Carrying amount at April 1	398,431	779,854	656,794
New leases	818,605	138,919	-
Accretion of interest recognized during the year	24,370	30,305	14,454
Early termination of operating lease during the year	(207,018)	-	-
Payments	(254,534)	(292,284)	(548,690)

Carrying amount at March 31	779,854	656,794	122,558
Analyzed into:
Current portion	178,001	534,235	122,558
Non-current portion	601,853	122,559	-
Total	779,854	656,794	122,558

SCHEDULE OF MATURITY LEASE LIABILITIES

The following tables summarize the maturity of lease liabilities as at March 31, 2024, 2025 and 2026:

	2024	2025	2026
	HKD	HKD	HKD
With one year	178,001	534,235	122,558
One to two years	479,294	122,559	-
Two to three years	122,559	-	-
Total	779,854	656,794	122,558

SCHEDULE OF RECOGNIZED IN PROFIT OR LOSS

	2024	2025	2026
	HKD	HKD	HKD
Loss/(Gain) on early termination	(2,539)	-	-
Interest on lease liabilities	24,370	30,305	14,454
Impairment	-	111,136	-
Depreciation:
Depreciation charge of right-of-use assets	288,175	378,613	350,832
Total amount recognized in statement of operations	310,006	520,054	365,286